Nature of Operations and Going Concern (Details)			12 Months Ended
	Nov. 23, 2021 CAD ($) $ / shares shares	Nov. 23, 2021 USD ($) $ / shares shares	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)
Disclosure Of Going Concern Text Block Abstract
Common shares issued (in Shares) | shares	3,680,000	3,680,000
Share price | (per share)	$ 9.51	$ 7.5
Gross proceeds	$ 34,988,520	$ 27,600,000	$ 34,988,520
Net loss			9,446,454	552,436	182,116
Cash flow from operations			(3,098,972)	(363,476)	(257,981)
Accumulated deficit			$ (10,545,535)	$ (2,271,524)	$ (1,719,088)